Stockholders' Equity (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning			$ 658,286	$ 2,198,162	$ 2,198,162
Gain on change in fair value	$ 263,927	$ (186,304)	424,045	(969,106)	1,539,876	$ 1,549,696
Balance at ending	1,085,414		1,085,414		658,286	2,198,162
Common Stock Warrants [Member]
Balance at beginning			658,286	$ 2,198,162	2,198,162	3,747,858
Gain on change in fair value			(160,118)		(1,539,876)	(1,549,696)
Balance at ending	$ 498,168		$ 498,168		$ 658,286	$ 2,198,162